CVC - DESCRIPTION OF BUSINESS, RELATED MATTERS AND BASIS OF PRESENTATION (Details)			3 Months Ended		6 Months Ended	12 Months Ended
	Jun. 21, 2016 USD ($)	Sep. 16, 2015 USD ($) $ / shares	Mar. 31, 2018 USD ($) segment $ / shares	Mar. 31, 2017 USD ($)	Jun. 20, 2016 USD ($)	Dec. 31, 2017 USD ($) segment $ / shares	Dec. 31, 2016 USD ($) $ / shares	Dec. 31, 2015 USD ($) segment $ / shares	Jul. 31, 2017	Jun. 30, 2017 USD ($)	Dec. 09, 2016 USD ($)	Jul. 31, 2016	Jul. 21, 2016 USD ($)	Jul. 06, 2016	Oct. 31, 2015 USD ($)	Oct. 12, 2012 USD ($)
Business Acquisition [Line Items]
Number of reportable business segments | segment			2			2
Net interest expense			$ 377,258,000	$ 433,294,000		$ 1,603,132,000	$ 1,456,541,000
Business Combination, Description [Abstract]
Common stock, par value (in dollars per share) | $ / shares						$ 0.01	$ 0.01
Principal Amount			5,733,013,000			$ 4,693,675,000
Line of credit facility, aggregate principal amount																$ 480,000,000
10.875% Notes due October 15, 2025
Business Combination, Description [Abstract]
Stated interest rate									10.875%
Senior Notes
Business Combination, Description [Abstract]
Principal Amount			16,239,245,000			16,289,245,000
Senior Notes | 10.125% Notes due January 15, 2023
Business Combination, Description [Abstract]
Principal Amount			$ 1,800,000,000			$ 1,800,000,000
Stated interest rate			10.125%			10.125%
Senior Notes | 10.875% Notes due October 15, 2025
Business Combination, Description [Abstract]
Principal Amount			$ 1,684,221,000			$ 1,684,221,000				$ 2,000,000,000
Stated interest rate			10.875%			10.875%
Senior Notes | 6.625% Notes due October 15, 2025
Business Combination, Description [Abstract]
Principal Amount			$ 1,000,000,000			$ 1,000,000,000
Stated interest rate			6.625%			6.625%
Common Class A
Business Combination, Description [Abstract]
Common stock, par value (in dollars per share) | $ / shares			$ 0.01			$ 0.01
Common Class B
Business Combination, Description [Abstract]
Common stock, par value (in dollars per share) | $ / shares			$ 0.01			0.01
Cablevision Systems Corp.
Business Combination, Description [Abstract]
Business acquisition, share price (dollars per share) | $ / shares		$ 34.90
Consideration transfered	$ 9,958,323,000
Cablevision Systems Corp. | Common Class A
Business Combination, Description [Abstract]
Common stock, par value (in dollars per share) | $ / shares						0.01
Cablevision Systems Corp. | Common Class B
Business Combination, Description [Abstract]
Common stock, par value (in dollars per share) | $ / shares						$ 0.01
Cablevision Systems Corp. | Neptune Finco Corp. | Term Loan | Senior Secured Credit Facilities
Business Combination, Description [Abstract]
Principal Amount															$ 3,800,000,000
Cablevision Systems Corp. | Neptune Finco Corp. | Term Loan | Revolving Credit Facility | Senior Secured Credit Facilities
Business Combination, Description [Abstract]
Line of credit facility, aggregate principal amount															2,000,000,000
Cablevision Systems Corp. | Neptune Finco Corp. | Senior Notes | 10.125% Notes due January 15, 2023
Business Combination, Description [Abstract]
Principal Amount															$ 1,800,000,000
Stated interest rate															10.125%
Cablevision Systems Corp. | Neptune Finco Corp. | Senior Notes | 10.875% Notes due October 15, 2025
Business Combination, Description [Abstract]
Principal Amount															$ 2,000,000,000
Stated interest rate															10.875%
Cablevision Systems Corp. | Neptune Finco Corp. | Senior Notes | 6.625% Notes due October 15, 2025
Business Combination, Description [Abstract]
Principal Amount															$ 1,000,000,000
Stated interest rate															6.625%
Cablevision Systems Corp. | Affiliates
Business Combination, Description [Abstract]
Consideration transfered		$ 1,000,000,000
Indirect ownership interest by co-investors		30.00%
Cablevision Systems Corporation And Subsidiaries
Business Acquisition [Line Items]
Number of reportable business segments | segment								1
Net interest expense					$ 287,098,000			$ 585,764,000
Business Combination, Description [Abstract]
Consideration transfered	9,958,323,000
Cablevision Systems Corporation And Subsidiaries | Revolving Credit Facility
Business Combination, Description [Abstract]
Line of credit facility, aggregate principal amount											$ 2,300,000,000		$ 2,105,000,000		$ 2,000,000,000
Cablevision Systems Corporation And Subsidiaries | Common Class A
Business Combination, Description [Abstract]
Common stock, par value (in dollars per share) | $ / shares								$ 0.01
Cablevision Systems Corporation And Subsidiaries | Common Class B
Business Combination, Description [Abstract]
Common stock, par value (in dollars per share) | $ / shares								$ 0.01
Cablevision Systems Corporation And Subsidiaries | Altice N.V.
Business Combination, Description [Abstract]
Business acquisition, share price (dollars per share) | $ / shares		$ 34.90
Consideration transfered	$ 9,958,323,000
Cablevision Systems Corporation And Subsidiaries | Neptune Finco Corp. | Term Loan | Revolving Credit Facility | Senior Secured Credit Facilities
Business Combination, Description [Abstract]
Principal Amount															3,800,000,000
Cablevision Systems Corporation And Subsidiaries | Neptune Finco Corp. | Senior Notes | 10.125% Notes due January 15, 2023
Business Combination, Description [Abstract]
Principal Amount															$ 1,800,000,000
Stated interest rate															10.125%
Cablevision Systems Corporation And Subsidiaries | Neptune Finco Corp. | Senior Notes | 10.875% Notes due October 15, 2025
Business Combination, Description [Abstract]
Principal Amount															$ 2,000,000,000
Stated interest rate															10.875%
Cablevision Systems Corporation And Subsidiaries | Neptune Finco Corp. | Senior Notes | 6.625% Notes due October 15, 2025
Business Combination, Description [Abstract]
Principal Amount															$ 1,000,000,000
Stated interest rate															6.625%
Cablevision Systems Corporation And Subsidiaries | Affiliates | Altice N.V.
Business Combination, Description [Abstract]
Consideration transfered								$ 1,000,000,000
Indirect ownership interest by co-investors								30.00%
Cablevision Systems Corporation And Subsidiaries | Cablevision Systems Corp.
Business Combination, Description [Abstract]
Business acquisition, share price (dollars per share) | $ / shares								$ 34.90
Consideration transfered								$ 439,167,000
Newsday
Business Acquisition [Line Items]
Ownership percentage of noncontrolling interest														75.00%
Ownership percentage			25.00%			25.00%
Newsday | Cablevision Systems Corporation And Subsidiaries
Business Acquisition [Line Items]
Ownership percentage of noncontrolling interest												75.00%		75.00%
Ownership percentage												25.00%		25.00%